UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Synovus Securities, Inc.
Address: 1137 1st Avenue
         Columbus, GA  31901

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Barton Singleton
Title:     President
Phone:     (706) 644-9461

Signature, Place, and Date of Signing:

     /s/ J. Barton Singleton     Columbus, GA/USA     May 11, 2011


Explanatory Note: Effective January 1, 2011, Creative Financial Group, LTD (CIK: 0001427243) merged with Synovus Securities Inc. (CIK: 0001520194). All holdings previously reported by Creative Financial Group, LTD will hereafter be reported by Synovus Securities, Inc., which is the surviving entity of the merger.


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-04762                      Synovus Financial Corp.